Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 20,801	¥ 34,266	¥ 50,917
Restructuring costs		22,379	59,713	36,527
Non-cash charges		(2,233)	(42,717)	(1,828)
Cash payments		(16,302)	(28,630)	(51,493)
Adjustments		(971)	(1,831)	143
Accrued restructuring charges, ending balance		23,674	20,801	34,266
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		11,634	22,531	36,721
Restructuring costs		18,999	9,854	27,401
Cash payments		(9,950)	(19,759)	(40,261)
Adjustments		(1,197)	(992)	(1,330)
Accrued restructuring charges, ending balance		19,486	11,634	22,531
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	2,233	42,717	1,828
Non-cash charges	[1]	(2,233)	(42,717)	(1,828)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		9,167	11,735	14,196
Restructuring costs		1,147	7,142	7,298
Cash payments		(6,352)	(8,871)	(11,232)
Adjustments		226	(839)	1,473
Accrued restructuring charges, ending balance		¥ 4,188	¥ 9,167	¥ 11,735

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.